Employees - Pensions and similar obligations - Cash flows and pension costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employees
Estimated cash outflow from post-employment benefit plans in next reporting period		€ 89
Estimated cash outflow from contributions to funded defined benefit plans in next reporting period		28
Estimated cash outflow from benefits paid directly from the company to plan participants in the next reporting period		9
Estimated cash outflow from contributions to funded defined contribution plans in next reporting period		52
Net interest costs, defined benefit plans		€ 9	€ 12	€ 11
Forecast
Employees
Expected service and administration cost for 2026	€ 5
Expected service cost	3
Net interest costs, defined benefit plans	€ 2